Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent events	Subsequent events
Normal course issuer bid
On January 25, 2022, the Board of Directors of the Company approved a new NCIB, which allows for the repurchase of up to 42.0 million common shares between February 1, 2022 and January 31, 2023.